Debt With Related Parties - Disclosure of Key Management Personnel Compensation (Parenthetical) (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Outstanding amount payable of bonuses	$ 102,988	$ 58,702